Employee stock incentive plans	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Employee stock incentive plans
30. Employee stock incentive plans
The stock compensation expense recognized for employee services received during the year ended March 31, 2019, 2020 and 2021, were
₹
1,938,
₹
1,262, and
₹
2,897, respectively.
Wipro Equity Reward Trust (“WERT”)
In 1984, the Company established a controlled trust called the Wipro Equity Reward Trust (“WERT”). In the earlier years, WERT purchased shares of the Company out of funds borrowed from the Company. The Company’s Board Governance, Nomination and Compensation Committee recommends to WERT certain officers and key employees, to whom WERT issues shares from its holdings at nominal price subject to vesting conditions. WERT held 27,353,853, 22,746,081 and 19,401,215 treasury shares as at March 31, 2019, 2020 and 2021, respectively.
Wipro Employee Stock Option Plans and Restricted Stock Unit Option Plans
A summary of the general terms of grants under stock option plans and restricted stock unit option plans are as follows:

Name of Plan	Number of options reserved under the plan	Range of exercise price
Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan) *	59,797,979		US $0.03
Wipro Employee Restricted Stock Unit Plan 2005 (WSRUP 2005 plan) *	59,797,979	₹	2
Wipro Employee Restricted Stock Unit Plan 2007 (WSRUP 2007 plan) *	49,831,651	₹	2
Wipro Equity Reward Trust Employee Stock Purchase Plan, 2013 **	39,546,197	₹	2
Employees covered under Stock Option Plans and Restricted Stock Unit (
“RSU”
) Option Plans (collectively “
Stock Option Plans
”) are granted an option to purchase shares of the Company at the respective exercise prices, subject to requirements of vesting conditions. These options generally vest in tranches over a period of one to four years from the date of grant. Upon vesting, the employees can acquire one equity share for every option.

*	The maximum contractual term for these Stock Option Plans and RSU Option Plans is perpetual until the options are available for grant under the plan.

**	The maximum contractual term for these Stock Option Plans is up to May 29, 2023 until the options are available for grant under the plan.

The activity in equity-settled stock option plans and restricted stock unit option plan is summarized below:

			Year ended March 31,
			2019	2020	2021
	Range of exercise price and Weighted average exercise price		Numbers of options
Outstanding at the beginning of the year	₹	2	13,543,997	17,607,463	15,594,190
	US $	0.03	10,199,054	14,446,790	7,854,540
Bonus on outstanding (Refer to Note 22)	₹	2	4,773,755	—	—
	US $	0.03	3,957,434	—	—
Granted *	₹	2	4,607,000	5,662,500	6,275,290
	US $	0.03	4,849,000	5,341,000	5,033,648
Exercised	₹	2	(2,739,097)	(4,610,572)	(3,356,199)
	US $	0.03	(1,541,803)	(2,496,125)	(3,269,832)
Modification**	₹	2	—	—	—
	US $	0.03	—	(5,681,966)	3,453,015
Forfeited and expired	₹	2	(2,578,192)	(3,065,201)	(2,681,333)
	US $	0.03	(3,016,895)	(3,755,159)	(2,248,895)
Outstanding at the end of the year	₹	2	17,607,463	15,594,190	15,831,948
	US $	0.03	14,446,790	7,854,540	10,822,476
Exercisable at the end of the year	₹	2	1,300,781	1,502,957	2,679,538
	US $	0.03	948,877	1,212,560	465,603

*
Includes 1,567,000, 2,461,500 and 2,969,860 Performance based stock options (RSU) during the year ended March 31, 2019, 2020 and 2021, respectively. 1,673,000, 2,524,600 and 2,376,980 Performance based stock options (ADS) during the year ended March 31, 2019, 2020 and 2021, respectively. Performance based stock options (RSU) were issued under Wipro Employee Restricted Stock Unit plan 2007 (WSRUP 2007 plan) and Performance based stock options (ADS) were issued under Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan).

The activity in cash-settled stock option plans and restricted stock unit option plan is summarized below:

	Year ended March 31,
	2020	2021
	Number of options
Outstanding at the beginning of the year	—	4,721,388
Modification**	5,681,966	(3,453,015)
Exercised	(429,909)	(845,066)
Forfeited and lapsed	(530,669)	(345,108)
Outstanding at the end of the year	4,721,388	78,199
Exercisable at the end of the year	63,999	23,999
The carrying value of liability towards Cash Settled RSU’s outstanding was
₹
 496 (including
₹
 15 towards exercisable units) and
₹
 31 (including
₹
 11 towards exercisable units) as at March 31, 2020 and 2021, respectively.
** Restricted Stock Units arrangements that were modified during the year ended March 31, 2020
Pursuant to the Securities Exchange Board of India (“
SEBI
”) circular dated October 10, 2019 prohibiting issuance of depository receipts by listed companies to Non-Resident Indians (“
NRIs
”), the Board Governance, Nomination and Compensation Committee approved in November 2019, cash pay out to its NRI employees in lieu of shares and upon exercise of vested ADS RSU under the Company’s WARSUP 2004 Plan, based on prevailing market price of ADS on the date of exercise. This change was accounted as a modification and the fair value on the date of modification of
₹
561 has been recognized as financial liability with a corresponding adjustment to equity.
** Restricted Stock Units arrangements that were modified during the year ended March 31, 2021
Pursuant to the SEBI clarification dated December 18, 2020, the restriction under SEBI circular dated October 10, 2019 “Framework of Depository Receipts” shall not apply in case of issue of Depository Receipts to NRIs, pursuant to share based employee benefit schemes which are implemented by a company in terms of SEBI (Share Based Employee Benefits) Regulations 2014, the Board Governance, Nomination and Compensation Committee approved in January 2021, allotment of underlying equity shares in respect of ADSs to be issued and allocated to NRI employees upon exercise of vested ADS RSU under the Company’s WARSUP 2004 Plan. This change was accounted as a modification and the fair value on the date of modification was determined based on prevailing market price and accordingly an amount of
₹
739 has been recognized as equity with a corresponding adjustment to financial liability.

The following table summarizes information about outstanding stock options and restricted stock unit option plan:

	Year ended March 31,
	2019		2020		2021
Range of exercise price and Weighted average exercise price	Number of options	Weighted Average Remaining life (months)	Number of options	Weighted Average Remaining life (months)	Number of options	Weighted Average Remaining life (months)
₹ 2	17,607,463	24	15,594,190	23	15,831,948	18
US $ 0.03	14,446,790	26	7,854,540	23	10,822,476	19
The weighted-average grant-date fair value of options granted during the year ended March 31, 2019, 2020 and 2021 was
₹
349.81,
₹
260.65, and
₹
354.78 for each option, respectively. The weighted average share price of options exercised during the year ended March 31, 2019, 2020 and 2021 was
₹
325.85,
₹
267.04, and
₹
354.45 for each option, respectively.